Document and Entity Information	Jul. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001401667
Document Type	8-K
Document Period End Date	Jul. 08, 2021
Entity Registrant Name	PUMA BIOTECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35703
Entity Tax Identification Number	77-0683487
Entity Address, Address Line One	10880 Wilshire Boulevard
Entity Address, Address Line Two	Suite 2150
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	(424)
Local Phone Number	248-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PBYI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false